Borrowings and Debentures - Long-term Borrowings (Detail) ₩ in Millions	12 Months Ended
	Dec. 31, 2022 KRW (₩)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 KRW (₩)	Dec. 31, 2021 USD ($)
Disclosure of detailed information about borrowings [line items]
Long-term borrowings	₩ 793,112		₩ 394,187
Less: current portions	(124,987)		(41,065)
Long-term borrowings, excluding current installments	₩ 668,125		₩ 353,122
Credit Agricole CIB [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rate (%)	4.89%	4.89%
Korea Development Bank Long Term Borrowings 3M CD+0.71 Due Dec. 21, 2022 [Member]
Disclosure of detailed information about borrowings [line items]
Maturity	Dec. 21, 2022
Korea Development Bank Long Term Borrowings With 1.87 Due Feb. 10, 2026 [Member]
Disclosure of detailed information about borrowings [line items]
Maturity	Feb. 10, 2026
Korea Development Bank Long Term Borrowings Due 3M CD+0.82 Due Dec. 14, 2023 [Member]
Disclosure of detailed information about borrowings [line items]
Maturity	Dec. 14, 2023
Export Kreditnamnden long-term borrowings with 1.70% interest due April 29, 2022 [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rate (%)	1.70%	1.70%
Maturity	Apr. 29, 2022
Credit Agricole CIB [Member]
Disclosure of detailed information about borrowings [line items]
Annual interest rate (%)	3.98%	3.98%	1.29%	1.29%
Maturity	Nov. 28, 2025
Nonghyup Bank Long Term Borrowings With Interest Rate MOR Plus One Point Nine Six Percentage Due Seventeenth November Two Thousand And Twenty Four [Member]
Disclosure of detailed information about borrowings [line items]
Annual interest rate (%)	4.35%	4.35%
Maturity	Nov. 17, 2024
Borrowings, interest rate basis	MOR + 1.96
Mizhuo Bank Long Term Borrowings With 1.35% Due May 20, 2024 [Member]
Disclosure of detailed information about borrowings [line items]
Annual interest rate (%)	1.35%	1.35%
Maturity	May. 20, 2024
DBS Bank Limited Long Term Borrowings With 1.32% Due May 28, 2024 [Member]
Disclosure of detailed information about borrowings [line items]
Annual interest rate (%)	1.32%	1.32%
Maturity	May. 28, 2024
DBS Bank Limited Long Term Borrowings With 2.68% Due March 10, 2025 [Member]
Disclosure of detailed information about borrowings [line items]
Annual interest rate (%)	2.68%	2.68%
Maturity	Mar. 10, 2025
Credit Agricole CIB With 3.30% Due April. 29, 2024 [Member]
Disclosure of detailed information about borrowings [line items]
Annual interest rate (%)	3.30%	3.30%
Maturity	Apr. 29, 2024
Mizhuo Bank Long Term Borrowings With 3.29% Due Nov. 27, 2023 [Member]
Disclosure of detailed information about borrowings [line items]
Annual interest rate (%)	3.29%	3.29%
Maturity	Nov. 27, 2023
Gross amount [member]
Disclosure of detailed information about borrowings [line items]
Long-term borrowings | $		$ 793,125		$ 394,246
Gross amount [member] | Korea Development Bank Long Term Borrowings 3M CD+0.71 Due Dec. 21, 2022 [Member]
Disclosure of detailed information about borrowings [line items]
Long-term borrowings	₩ 0		₩ 12,500
Borrowings, interest rate basis	3M CD + 0.71
Gross amount [member] | Korea Development Bank Long Term Borrowings With 1.87 Due Feb. 10, 2026 [Member]
Disclosure of detailed information about borrowings [line items]
Long-term borrowings	₩ 40,625		50,000
Borrowings, interest rate basis	1.87
Gross amount [member] | Korea Development Bank Long Term Borrowings Due 3M CD+0.82 Due Dec. 14, 2023 [Member]
Disclosure of detailed information about borrowings [line items]
Long-term borrowings	₩ 12,500		25,000
Borrowings, interest rate basis	3M CD + 0.82
Gross amount [member] | Export Kreditnamnden long-term borrowings with 1.70% interest due April 29, 2022 [member]
Disclosure of detailed information about borrowings [line items]
Long-term borrowings	₩ 0		6,746	$ 5,690,000,000
Gross amount [member] | Credit Agricole CIB [Member]
Disclosure of detailed information about borrowings [line items]
Long-term borrowings	50,000
Gross amount [member] | Nonghyup Bank Long Term Borrowings With Interest Rate MOR Plus One Point Nine Six Percentage Due Seventeenth November Two Thousand And Twenty Four [Member]
Disclosure of detailed information about borrowings [line items]
Long-term borrowings	40,000
Gross amount [member] | Mizhuo Bank Long Term Borrowings With 1.35% Due May 20, 2024 [Member]
Disclosure of detailed information about borrowings [line items]
Long-term borrowings	100,000		100,000
Gross amount [member] | DBS Bank Limited Long Term Borrowings With 1.32% Due May 28, 2024 [Member]
Disclosure of detailed information about borrowings [line items]
Long-term borrowings	200,000		200,000
Gross amount [member] | DBS Bank Limited Long Term Borrowings With 2.68% Due March 10, 2025 [Member]
Disclosure of detailed information about borrowings [line items]
Long-term borrowings	200,000
Gross amount [member] | Credit Agricole CIB With 3.30% Due April. 29, 2024 [Member]
Disclosure of detailed information about borrowings [line items]
Long-term borrowings	50,000
Gross amount [member] | Mizhuo Bank Long Term Borrowings With 3.29% Due Nov. 27, 2023 [Member]
Disclosure of detailed information about borrowings [line items]
Long-term borrowings	100,000
Present value discount [Member]
Disclosure of detailed information about borrowings [line items]
Long-term borrowings	₩ 13		₩ 59